INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 — INVENTORIES

Inventories, net consisted of the following at:

	June 30, 2026	December 31, 2025
Finished products	$165,923	$319,131
Raw materials	483,000	472,863
Work in progress	158,661	146,470
Inventory, gross	807,584	938,464
Allowance for obsolete inventory	(20,105)	(20,105)
Total inventory, net	$787,479	$918,359

Net Loss from Liquidation of Raw Materials

The net loss on liquidation of raw materials for the three months ended June 30, 2026 and 2025 was $0 and $298,771, respectively, and for six months ended June 30, 2026 and 2025 was $0 and $684,960, respectively, attributable to the liquidation of certain raw material inventory outside the normal course of operations to support operating cash flow and working capital management, which resulted in proceeds below the inventory’s carrying value.

NOTE 4 — INVENTORIES

Inventories consisted of the following at:

	December 31, 2025	December 31, 2024 (Restated)
Finished products	$319,131	$275,617
Raw materials	472,863	1,588,930
Work in progress	146,470	1,540
Inventory, gross	938,464	1,866,087
Allowance for obsolete inventory	(20,105)	(20,105)
Total inventory	$918,359	$1,845,982

Net Loss from Liquidation of Raw Materials

The net loss on liquidation of raw materials for the years ended December 31, 2025 and 2024 was $684,960 and $943,278, respectively, attributable to the liquidation of certain raw material inventory outside the normal course of operations to support operating cash flow and working capital management, which resulted in proceeds below the inventory’s carrying value.